Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,930,000
Previously Paid Amount	(0)
Total Fee Amount	295.48
Total Offset Amount	(0)
Net Fee	$ 295.48